............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE
          Report for the Calendar Year or Quarter Ended: March 31, 2001 Check here if Amendment [ ]; Amendment Number: _____________

                        This Amendment (Check only one.):
                            [_]   is a restatement.
                            [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-397-5553

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

May 15, 2001
-----------------------------------------------------------------------
[Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

        23

Form 13F Information Table Value Total:

        $70,161(thousands)

List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                    NONE


Name of Institutional Investment Manager:                               Chatterjee
                                                                        Management
                                                                         Company
Form:                                                                13F
13F File Number:                                                     28-7216
Report for the Quarter Ended:                                        March 31, 2001


                                                                   Investment Discretion      Voting Authority
                                                                -----------------------------------------------
                                                    Fair Market
                                                      Value             Shared   Shared-
Issuer              Title of   Cusip        Shares   (in        Sole    Instr V    Other   Sole   Shared  None
                     Class     Number                 thousands)
---------------------------------------------------------------------------------------------------------------
Answerthink Inc       COM      036916104      6,395       31     X                          X

Alliance Pharma-
ceutical Corp         COM      018773101     40,000      130     X                          X

Biopure               CL A     09065H105     10,000      133     X                          X

CCC Information
Svcs Group Inc        COM      12487Q109  1,457,700   12,618     X                          X

Computer Assoc
Intl Inc              COM      204912109    119,200    3,242     X                          X

Compuware Corp        COM      205638109     50,000      488     X                          X

Exodus Communi-
cations Inc           COM      302088109     72,616      781     X                          X

Global Telesystems
Group                 COM      37936U104    440,416      335     X                          X

I2 Technologies Inc   COM      465754109     29,000      422     X                          X

Iluminet Holdings
Inc.                  COM      452334105     39,004      802     X                          X

Infospace Inc.        COM      45678T102      8,824       20     X                          X

Interwoven Inc.       COM      46114T102     32,748      330     X                          X

Mpower Communi-
cations Inc           COM      62473J106     96,929      245     X                          X

Novell Inc.           COM      670006105     24,000      120     X                          X

Applera Corp
(CE GEN GRP)          COM      038020202    292,100    9,011     X                          X

Primus Telecommuni-
cations Grp           COM      741929103    354,890    1,176     X                          X

PSINET Inc.           COM      74437C101     40,000        9     X                          X

RCN Corp              COM      749361101    110,539      667     X                          X

Selectica Inc.        COM      816288104    385,659    2,005     X                          X

Software Spectrum
Inc                   COM      833960107    108,360    1,158     X                          X

                                                                   Investment Discretion      Voting Authority
                                                                -----------------------------------------------
                                                    Fair Market
                                                      Value             Shared   Shared-
Issuer              Title of   Cusip        Shares   (in        Sole    Instr V    Other   Sole   Shared  None
                     Class     Number                 thousands)
---------------------------------------------------------------------------------------------------------------
Sybase Inc            COM      871130100  2,346,762   36,375     X                          X

Promotions.com,Inc    COM      74341U106    200,000       48     X                          X

Webvan Group Inc      COM      94845V103    100,000       16     X                          X


Report Summary  23 Data Records                       70,161     0 Other Managers on Whose Behalf Report is Filed.